Time charter revenues and net investment in direct financing lease - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Hoegh LNG FRSU III Ltd [Member]
Capital Leased Assets [Line Items]
Business Combinations Charter Out One Vessel To Predefined Hire Rate	90.00%
Hoegh Gallant [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year	2020
Lease Expiration Term	5 years
Charter period	5 years
PGN FSRU Lampung [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year	2034
Lease Expiration Term	20 years
Hoegh Grace [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year	2036
Lease Expiration Term	20 years
Non Cancellable Lease Expiration Term	10 years
Hoegh LNG FSRU IV Ltd [Member]
Capital Leased Assets [Line Items]
Lease Initial Term	20 years
Maximum [Member] | Hoegh Grace [Member]
Capital Leased Assets [Line Items]
Lease Initial Term	20 years
Maximum [Member] | Hoegh LNG FSRU IV Ltd [Member]
Capital Leased Assets [Line Items]
Lease Expiration Term	15 years
Minimum [Member] | Hoegh Grace [Member]
Capital Leased Assets [Line Items]
Lease Initial Term	15 years
Minimum [Member] | Hoegh LNG FSRU IV Ltd [Member]
Capital Leased Assets [Line Items]
Lease Expiration Term	10 years
Time Charter Services [Member]
Capital Leased Assets [Line Items]
Reduction for revenue recognized from previous years	$ 48	$ 497
Repayments of refund liabilities to charterer		$ 1,101